First Trust WCM Developing World Equity ETF (WCME)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 98.1%
	Bermuda — 3.0%
509	Credicorp Ltd.	$94,756
	Brazil — 12.2%
67,219	B3 S.A. - Brasil Bolsa Balcao (BRL)	143,003
201,562	Hapvida Participacoes e Investimentos S.A. (BRL) (c) (d) (e)	78,061
27,373	TOTVS S.A. (BRL)	160,071
		381,135
	Canada — 1.2%
4,300	Ivanhoe Mines Ltd., Class A (CAD) (d)	36,514
	Cayman Islands — 9.6%
615	Sea Ltd., ADR (d)	80,251
11,095	Shenzhou International Group Holdings Ltd. (HKD) (f)	83,426
2,153	Tencent Holdings Ltd. (HKD) (f)	137,568
		301,245
	Hong Kong — 6.6%
15,557	AIA Group Ltd. (HKD) (f)	117,764
2,007	Hong Kong Exchanges & Clearing Ltd. (HKD) (f)	89,280
		207,044
	Hungary — 2.6%
3,009	Richter Gedeon Nyrt (HUF) (f)	83,027
	India — 9.6%
2,123	HDFC Bank Ltd., ADR	141,052
2,499	ICICI Bank Ltd., ADR	78,769
1,891	Tata Consultancy Services Ltd. (INR) (f)	79,548
		299,369
	Indonesia — 3.0%
181,108	Bank Central Asia Tbk PT (IDR) (f)	92,530
	Japan — 4.1%
17,300	Nippon Paint Holdings Co., Ltd. (JPY) (f)	129,915
	Malaysia — 2.8%
56,300	IHH Healthcare Bhd (MYR)	87,796
	Mexico — 5.4%
4,170	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B (MXN)	77,105
43,913	Megacable Holdings S.A.B. de C.V., Series CPO (MXN)	92,163
		169,268
	Netherlands — 2.1%
146	ASM International N.V. (EUR) (f)	66,532
Shares	Description	Value

	Panama — 2.3%
768	Copa Holdings S.A., Class A	$71,009
	Singapore — 3.0%
3,377	United Overseas Bank Ltd. (SGD) (f)	95,287
	South Africa — 3.9%
5,044	Bid Corp., Ltd. (ZAR) (f)	120,961
	South Korea — 2.9%
2,254	Samsung Electronics Co., Ltd. (KRW) (f)	89,361
	Sweden — 2.8%
4,409	Epiroc AB, Class A (SEK) (f)	88,772
	Taiwan — 9.6%
18,784	Feng TAY Enterprise Co., Ltd. (TWD) (f)	68,176
8,278	Taiwan Semiconductor Manufacturing Co., Ltd. (TWD) (f)	233,133
		301,309
	United Kingdom — 3.1%
651	AstraZeneca PLC (GBP) (f)	95,597
	United States — 8.3%
4,291	Coupang, Inc. (d)	94,101
614	Exxon Mobil Corp.	73,023
48	MercadoLibre, Inc. (d)	93,642
		260,766

	Total Investments — 98.1%	3,072,193
	(Cost $3,015,975)
	Net Other Assets and Liabilities — 1.9%	58,930
	Net Assets — 100.0%	$3,131,123

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	Non-income producing security.

First Trust WCM Developing World Equity ETF (WCME)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2025, securities noted
as such are valued at $1,670,877 or 53.4% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
BRL	– Brazilian Real
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
INR	– Indian Rupee
JPY	– Japanese Yen
KRW	– South Korean Won
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
SEK	– Swedish Krona
SGD	– Singapore Dollar
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Sector Allocation	% of Total Investments
Financials	27.8%
Information Technology	20.5
Health Care	11.2
Consumer Discretionary	11.0
Communication Services	10.1
Industrials	7.7
Materials	5.4
Consumer Staples	3.9
Energy	2.4
Total	100.0%

Currency Exposure Diversification	% of Total Investments
USD	23.7%
HKD	13.9
BRL	12.4
TWD	9.8
MXN	5.5
JPY	4.2
ZAR	3.9
GBP	3.1
SGD	3.1
IDR	3.0
KRW	2.9
SEK	2.9
MYR	2.9
HUF	2.7
INR	2.6
EUR	2.2
CAD	1.2
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Bermuda	$ 94,756	$ 94,756	$ —	$ —
Brazil	381,135	381,135	—	—
Canada	36,514	36,514	—	—
Cayman Islands	301,245	80,251	220,994	—
India	299,369	219,821	79,548	—
Malaysia	87,796	87,796	—	—
Mexico	169,268	169,268	—	—
Panama	71,009	71,009	—	—
United States	260,766	260,766	—	—
Other Country Categories*	1,370,335	—	1,370,335	—
Total Investments	$3,072,193	$1,401,316	$1,670,877	$—

*	See Portfolio of Investments for country breakout.

First Trust WCM International Equity ETF (WCMI)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 97.7%
	Brazil — 5.2%
1,332,975	B3 S.A. - Brasil Bolsa Balcao (BRL)	$2,835,794
583,754	TOTVS S.A. (BRL)	3,413,658
		6,249,452
	Canada — 4.6%
46,290	Canadian National Railway Co. (CAD)	4,504,674
122,364	Ivanhoe Mines Ltd., Class A (CAD) (c)	1,039,080
		5,543,754
	Cayman Islands — 4.5%
16,064	Sea Ltd., ADR (c)	2,096,191
437,218	Shenzhou International Group Holdings Ltd. (HKD) (d)	3,287,532
		5,383,723
	Denmark — 2.8%
31,757	Coloplast A/S, Class B (DKK) (d)	3,330,791
	France — 8.7%
28,277	Legrand S.A. (EUR) (d)	2,994,644
4,536	LVMH Moet Hennessy Louis Vuitton SE (EUR) (d)	2,809,056
12,491	Sartorius Stedim Biotech (EUR) (d)	2,474,688
33,379	TotalEnergies SE (EUR) (d)	2,150,715
		10,429,103
	Germany — 6.0%
56,020	Hensoldt AG (EUR) (d)	3,760,023
62,361	Siemens Healthineers AG (EUR) (d) (e) (f)	3,364,408
		7,124,431
	Hong Kong — 2.2%
343,800	AIA Group Ltd. (HKD) (d)	2,602,522
	India — 3.2%
57,505	HDFC Bank Ltd., ADR	3,820,632
	Ireland — 4.4%
6,853	Accenture PLC, Class A	2,138,410
7,753	Aon PLC, Class A	3,094,145
		5,232,555
	Japan — 6.9%
60,235	GMO Payment Gateway, Inc. (JPY) (d)	3,205,039
5,200	Keyence Corp. (JPY) (d)	2,044,693
406,600	Nippon Paint Holdings Co., Ltd. (JPY) (d)	3,053,385
		8,303,117
	Mexico — 1.7%
994,093	Megacable Holdings S.A.B. de C.V., Series CPO (MXN)	2,086,359
Shares	Description	Value

	Netherlands — 3.9%
1,738	Adyen N.V. (EUR) (c) (d) (e) (f)	$2,664,008
4,369	ASM International N.V. (EUR) (d)	1,990,930
		4,654,938
	Singapore — 3.8%
163,313	United Overseas Bank Ltd. (SGD) (d)	4,608,123
	Spain — 3.4%
250,666	Iberdrola S.A. (EUR) (d)	4,047,788
	Sweden — 5.0%
389,493	Bravida Holding AB (SEK) (d) (e) (f)	3,526,113
122,067	Epiroc AB, Class A (SEK) (d)	2,457,738
		5,983,851
	Taiwan — 3.0%
126,468	Taiwan Semiconductor Manufacturing Co., Ltd. (TWD) (d)	3,561,717
	United Kingdom — 24.2%
77,283	AstraZeneca PLC, ADR	5,680,300
99,253	Compass Group PLC (GBP) (d)	3,282,938
115,873	GSK PLC (GBP) (d)	2,214,367
748,514	Haleon PLC (GBP) (d)	3,780,169
20,792	London Stock Exchange Group PLC (GBP) (d)	3,088,193
249,058	Persimmon PLC (GBP) (d)	3,852,204
41,420	Spirax Group PLC (GBP) (d)	3,339,038
298,053	Wise PLC, Class A (GBP) (c) (d)	3,658,587
		28,895,796
	United States — 4.2%
4,219	Mastercard, Inc., Class A	2,312,518
3,453	ServiceNow, Inc. (c)	2,749,072
		5,061,590

	Total Investments — 97.7%	116,920,242
	(Cost $111,928,728)
	Net Other Assets and Liabilities — 2.3%	2,692,036
	Net Assets — 100.0%	$119,612,278

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.

First Trust WCM International Equity ETF (WCMI)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
(d)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2025, securities noted
as such are valued at $81,149,409 or 67.8% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(e)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
BRL	– Brazilian Real
CAD	– Canadian Dollar
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
MXN	– Mexican Peso
SEK	– Swedish Krona
SGD	– Singapore Dollar
TWD	– New Taiwan Dollar
USD	– United States Dollar

Sector Allocation	% of Total Investments
Financials	27.3%
Health Care	17.8
Industrials	17.6
Information Technology	13.6
Consumer Discretionary	11.3
Communication Services	3.6
Materials	3.5
Utilities	3.5
Energy	1.8
Total	100.0%

Currency Exposure Diversification	% of Total Investments
EUR	22.5%
GBP	19.9
USD	18.7
JPY	7.1
BRL	5.3
SEK	5.1
HKD	5.0
CAD	4.7
SGD	3.9
TWD	3.1
DKK	2.9
MXN	1.8
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Brazil	$ 6,249,452	$ 6,249,452	$ —	$ —
Canada	5,543,754	5,543,754	—	—
Cayman Islands	5,383,723	2,096,191	3,287,532	—
India	3,820,632	3,820,632	—	—
Ireland	5,232,555	5,232,555	—	—
Mexico	2,086,359	2,086,359	—	—
United Kingdom	28,895,796	5,680,300	23,215,496	—
United States	5,061,590	5,061,590	—	—
Other Country Categories*	54,646,381	—	54,646,381	—
Total Investments	$116,920,242	$35,770,833	$81,149,409	$—

*	See Portfolio of Investments for country breakout.

First Trust Exchange-Traded Fund
Additional Information
March 31, 2025 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.